Subsequent Events	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Subsequent Events	21 – SUBSEQUENT EVENTS On June 26, 2013, the company board of directors passed a resolution to dissolve its subsidiaries PCI Merge Inc. and AIS. These subsidiaries have no operating activity.